First Trust Low Duration Opportunities ETF Investment Strategy - First Trust Low Duration Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 60% of its net assets (including investment borrowings) (the “60% Requirement”) in mortgage-related debt securities and other mortgage-related instruments (collectively, “Mortgage-Related Investments”). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan’s principal and paying the loan’s interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. Mortgage-Related Investments typically represent an interest in a pool of mortgage loans made by banks and other financial institutions. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. Mortgage-Related Investments may be fixed-rate or adjustable-rate Mortgage-Related Investments (ARMS). The mortgage-backed securities in which the Fund invests may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”) (the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities are referred to collectively as “Government Entities”). The Fund may invest in callable agency securities, which give the issuer the right to redeem the security prior to maturity. The Fund may invest up to 40% of its net assets (including investment borrowings), in the aggregate, in (i) cash, cash equivalents and short-term investments and (ii) non-mortgage direct obligations of the U.S. government and other non-mortgage securities issued and/or guaranteed by Government Entities (the “40% Limit”). The Fund will limit its investments in Mortgage-Related Investments that are neither issued nor guaranteed by Government Entities to 20% of its net assets (including investment borrowings). The Fund may also invest up to 5% of its net assets (including investment borrowings) in asset-backed securities (“ABS”) (other than Mortgage-Related Investments) that are not issued and/or guaranteed by Government Entities. However, the Fund’s investments in (a) Mortgage-Related Investments that are not issued and/or guaranteed by Government Entities and (b) ABS may not, in the aggregate, exceed 20% of the Fund’s net assets (including investment borrowings). The Fund targets an estimated effective duration of three (3) years or less. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if a portfolio of mortgage loans has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration. The Fund’s investment advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s advisor will utilize third-party models. The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may also invest in to-be-announced transactions (“TBA Transactions”). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price. Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). The Fund may “set aside” liquid assets or engage in other similar measures in connection with the foregoing types of transactions. To the extent that cash, cash equivalents and short-term investments are set aside or otherwise held as collateral for settling mortgage dollar rolls, TBA Transactions, other forward-settling Mortgage-Related Investments transactions and/or exchange-listed futures contracts, the Fund may include such cash, cash equivalents and short-term investments towards the 60% Requirement rather than the 40% Limit. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations ("NRSRO"), the Fund will consider the highest rating. Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may also invest in floating-rate securities, non-agency securities, options, restricted securities, inverse floating-rate securities, interest or principal only securities and zero coupon bonds.